Debt Obligations (Credit Facilities Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Apr. 30, 2015	Feb. 18, 2015	Dec. 31, 2014	May 01, 2014	Feb. 28, 2014
Revolving credit facility				$ 1,500
Long-term Debt		$ 36,968			$ 30,485
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Parent Company [Member]
Long-term Debt		$ 6,332			4,646
ETP [Member]
Long-term Debt		20,633			11,404
Sunoco Logistics [Member]
Long-term Debt		5,590			4,234
Sunoco LP [Member]
Long-term Debt		1,832			683
Regency [Member]
Senior Notes			$ 5,100
Long-term Debt	[1]	0			6,583
ETE Credit Facility [Member]
Revolving credit facility		600				$ 1,200	$ 800
Letters Of Credit Availablity		150
Line of Credit Facility, Maximum Borrowing Capacity		1,000
Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] | Sunoco Logistics [Member]
Revolving credit facility		2,500
Line of Credit Facility, Maximum Borrowing Capacity		$ 3,250
5.95% Senior Notes due December 2025 [Member] | Sunoco Logistics [Member]
Debt Instrument, Maturity Date		Dec. 01, 2025
Senior Notes		$ 400			0
Debt Instrument, Interest Rate, Stated Percentage		5.95%
ETP Credit Facility due November 2019 [Member] | ETP [Member]
Long-term Line of Credit		$ 1,362			570
Amount available for future borrowings		2,240
Letters of Credit Outstanding, Amount		$ 145
Line of Credit Facility, Interest Rate at Period End		1.86%
Sunoco LP $1.5 Billion Revolving Credit Facility Due September 2019 [Member] | Sunoco LP [Member]
Revolving credit facility		$ 1,500			1,250
Long-term Line of Credit		450			$ 683
Line of Credit Facility, Maximum Borrowing Capacity		$ 250
Maximum [Member] | Base Rate Loans [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate		1.50%
Maximum [Member] | Letter of Credit [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate		2.50%
Minimum [Member] | Base Rate Loans [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate		0.75%
Minimum [Member] | Letter of Credit [Member] | ETE Credit Facility [Member]
Debt instrument, basis spread on variable rate		1.75%
ETP Revolving Credit Facility, due October 27, 2019 [Member]
Revolving credit facility		$ 3,750

[1]	(3) The Regency senior notes were redeemed and/or assumed by ETP. On April 30, 2015, in connection with the Regency Merger, the Regency Revolving Credit Facility was paid off in full and terminated.